Earnings Per Share ("EPS") - Summary of Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	₨ 56,635.6	$ 869.0	₨ 52,001.4	₨ 81,481.3
Net income attributable to shareholders, Effect of shares kept in abeyance | ₨	(2.4)		(2.3)	(3.6)
Net income attributable to shareholders, Diluted earnings per share	₨ 56,633.2	$ 868.9	₨ 51,999.1	₨ 81,477.7
Weighted average shares, Basic net earnings per share	2,887,348,357	2,887,348,357	2,887,218,310	2,873,188,838
Weighted average shares, Effect of shares kept in abeyance	494,469	494,469	599,766	621,045
Weighted average shares, Diluted earnings per share	2,887,842,826	2,887,842,826	2,887,818,076	2,873,809,883
Basic net earnings per share | (per share)	₨ 19.6	$ 0.3	₨ 18.0	₨ 28.4
Earnings per share, Effect of shares kept in abeyance | (per share)	(4.9)	(0.1)	(3.8)	(5.8)
Diluted earnings per share | (per share)	₨ 19.6	$ 0.3	₨ 18.0	₨ 28.4
'A' Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	₨ 10,025.2	$ 153.8	₨ 9,209.1	₨ 14,402.1
Net income attributable to shareholders, Effect of shares kept in abeyance | ₨	2.4		2.3	3.6
Net income attributable to shareholders, Diluted earnings per share	₨ 10,027.6	$ 153.9	₨ 9,211.4	₨ 14,405.7
Weighted average shares, Basic net earnings per share	508,502,336	508,502,336	508,483,714	506,063,234
Weighted average shares, Effect of shares kept in abeyance	233,774	233,774	252,396	257,745
Weighted average shares, Diluted earnings per share	508,736,110	508,736,110	508,736,110	506,320,979
Basic net earnings per share | (per share)	₨ 19.7	$ 0.3	₨ 18.1	₨ 28.5
Earnings per share, Effect of shares kept in abeyance | (per share)	10.8	0.2	9.1	14.0
Diluted earnings per share | (per share)	₨ 19.7	$ 0.3	₨ 18.1	₨ 28.5